Average Annual Total Returns		12 Months Ended	60 Months Ended	76 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023 [1]
UVA Unconstrained Medium-Term Fixed Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.53%	1.58%	0.96%
Performance Inception Date	Aug. 18, 2017
UVA Unconstrained Medium-Term Fixed Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.89%	0.34%	(0.04%)
UVA Unconstrained Medium-Term Fixed Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	0.74%	0.41%
Bloomberg US Aggregate Bond Total Return Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	6.59%

[1]	The Fund commenced operations on August 18, 2017.